Convertible Notes Payable (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 22, 2023 shares	Sep. 22, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Debt Instrument, Face Amount										$ 3,300	£ 3,000,000.0					$ 1,400	£ 1,000,000.0
Debt Instrument, Interest Rate, Stated Percentage										5.00%	5.00%					5.00%	5.00%
[custom:DebtInstrumentConversionPriceDiscountPercentage-0]										20.00%	20.00%					20.00%	20.00%
Convertible Notes Payable												$ 67	£ 50,000	$ 500	£ 400,000
Convertible Debt												$ 1,300	£ 950,000
Debt Conversion, Converted Instrument, Shares Issued | shares	373,570
Convertible Debt, Fair Value Disclosures							$ 300
Convertible Promissory Notes Payable [Member]
Debt Instrument, Face Amount			$ 800
Debt Instrument, Interest Rate, Stated Percentage			20.00%
Debt Instrument, Maturity Date, Description			The note matures and is payable in full 18 months from the date of issuance
Accrued Liabilities				$ 200
Convertible Promissory Notes Payable [Member] | Common Stock [Member]
Share Price | $ / shares			$ 10
Other Income [Member]
[custom:ChangeInFairValueOfConvertibleNotesPayable]		$ 100
Other Operating Income (Expense) [Member]
Interest Paid, Excluding Capitalized Interest, Operating Activities				$ 200
Nonrelated Party [Member]
Debt Instrument, Face Amount					$ 900	£ 800,000
Chief Executive Officer [Member] | Related Party [Member]
Debt Instrument, Face Amount					400	300,000
2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Convertible Notes Payable					$ 400	£ 300,000		$ 400	£ 300,000